SUPPLEMENT TO THE

FIDELITY® ADVISOR DIVERSIFIED INTERNATIONAL FUND,
FIDELITY ADVISOR EMERGING ASIA FUND, FIDELITY ADVISOR EMERGING MARKETS FUND, FIDELITY ADVISOR EUROPE CAPITAL APPRECIATION FUND,
FIDELITY ADVISOR FLOATING RATE HIGH INCOME FUND, FIDELITY ADVISOR GLOBAL EQUITY FUND, FIDELITY ADVISOR GOVERNMENT INVESTMENT FUND, FIDELITY ADVISOR HIGH INCOME FUND,
FIDELITY ADVISOR HIGH INCOME ADVANTAGE FUND, FIDELITY ADVISOR INTERMEDIATE BOND FUND, FIDELITY ADVISOR INTERNATIONAL CAPITAL APPRECIATION FUND, FIDELITY ADVISOR JAPAN FUND, FIDELITY ADVISOR KOREA FUND, FIDELITY ADVISOR LATIN AMERICA FUND,
FIDELITY ADVISOR MORTGAGE SECURITIES FUND, FIDELITY ADVISOR MUNICIPAL INCOME FUND, FIDELITY ADVISOR OVERSEAS FUND, FIDELITY ADVISOR SHORT FIXED-INCOME FUND, FIDELITY ADVISOR TAX MANAGED STOCK FUND, FIDELITY ADVISOR VALUE FUND, AND FIDELITY ADVISOR VALUE LEADERS FUND

Funds of Fidelity Advisor Series II, Fidelity Advisor Series VIII,
and Fidelity Beacon Street Trust

Class A, Class T, Class B, Class C, and Institutional Class

STATEMENT OF ADDITIONAL INFORMATION

December 30, 2004

Effective December 31, 2004, the following information has been removed from the "Trustees and Officers" section beginning on page 38.

J. Michael Cook (62)

Year of Election or Appointment: 2001

Prior to Mr. Cook's retirement in May 1999, he served as Chairman and Chief Executive Officer of Deloitte & Touche LLP (accounting/consulting), Chairman of the Deloitte & Touche Foundation, and a member of the Board of Deloitte Touche Tohmatsu. He currently serves as a Director of Comcast (telecommunications, 2002), International Flavors & Fragrances, Inc. (2000), The Dow Chemical Company (2000), and Northrop Grumman Corporation (global defense technology, 2003). He is a Member of the Diversity Advisory Council of Marakon (2003) and the Advisory Council of the Public Company Accounting Oversight Board (PCAOB), Chairman Emeritus of the Board of Catalyst (a leading organization for the advancement of women in business), and is Chairman of the Accountability Advisory Council to the Comptroller General of the United States. He also serves as a Member of the Advisory Board of the Graduate School of Business of the University of Florida, his alma mater.

Ralph F. Cox (72)

Year of Election or Appointment: 1991

Mr. Cox is President of RABAR Enterprises (management consulting for the petroleum industry). Prior to February 1994, he was President of Greenhill Petroleum Corporation (petroleum exploration and production). Until March 1990, Mr. Cox was President and Chief Operating Officer of Union Pacific Resources Company (exploration and production). He is a Director of CH2M Hill Companies (engineering), and Abraxas Petroleum (petroleum exploration and production, 1999). In addition, he is a member of advisory boards of Texas A&M University and the University of Texas at Austin.

ACOM10B-05-02 March 24, 2005
1.734041.120

Donald J. Kirk (72)

Year of Election or Appointment: 1987

Mr. Kirk is a Governor of the American Stock Exchange (2001), a Trustee and former Chairman of the Board of Trustees of the Greenwich Hospital Association, a Director of the Yale-New Haven Health Services Corp. (1998), and a Director Emeritus and former Chairman of the Board of Directors of National Arts Strategies Inc. (leadership education for arts and culture). Mr. Kirk was an Executive-in-Residence (1995-2000) and a Professor (1987-1995) at Columbia University Graduate School of Business. Prior to 1987, he was Chairman of the Financial Accounting Standards Board. Previously, Mr. Kirk served as a Governor of the National Association of Securities Dealers, Inc. (1996-2002), a member and Vice Chairman of the Public Oversight Board of the American Institute of Certified Public Accountants' SEC Practice Section (1995-2002), a Director of General Re Corporation (reinsurance, 1987-1998) and as a Director of Valuation Research Corp. (appraisals and valuations).

The following information replaces similar information found in the "Trustees and Officers" section on page 39.

Robert M. Gates (61)

Year of Election or Appointment: 1997

Dr. Gates is Vice Chairman of the non-interested Trustees (2005). Dr. Gates is President of Texas A&M University (2002). He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Dr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Dr. Gates is a Director of NACCO Industries, Inc. (mining and manufacturing), Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001), and Brinker International (restaurant management, 2003). He also serves as a member of the Advisory Board of VoteHere.net (secure internet voting, 2001). Previously, Dr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines), a Director of TRW Inc. (automotive, space, defense, and information technology), and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999-2001). Dr. Gates also is a Trustee of the Forum for International Policy.

Effective March 16, 2005, Mr. Dirks serves as a Member of the Board of Trustees of Fidelity Advisor Series II. The following information replaces similar information found in the "Trustees and Officers" section beginning on page 38.

Dennis J. Dirks (56)

Year of Election or Appointment: 2005

Mr. Dirks also serves as a Trustee (2005) or Member of the Advisory Board (2004) of other investment companies advised by FMR. Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC) (1999-2003). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) (1999-2003) and President and Board member of the National Securities Clearing Corporation (NSCC) (1999-2003). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation (2001-2003) and Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation (2001-2003).

Effective January 1, 2005, Ms. Small serves as a Member of the Board of Trustees. The following information replaces similar information found in the "Trustees and Officers" section on page 41.

Cornelia M. Small (60)

Year of Election or Appointment: 2005

Ms. Small is a member (2000) and Chairperson (2002) of the Investment Committee, and a member (2002) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999-2000), Director of Global Equity Investments (1996-1999), and a member of the Board of Directors of Scudder, Stevens & Clark (1990-1997) and Scudder Kemper Investments (1997-1998). In addition, Ms. Small served as Co-Chair (2000-2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

Effective March 16, 2005, Mr. Wolfe serves as a Member of the Board of Trustees of Fidelity Advisor Series II. The following information replaces similar information found in the "Trustees and Officers" section beginning on page 38.

Kenneth L. Wolfe (65)

Year of Election or Appointment: 2005

Mr. Wolfe also serves as a Trustee (2005) or Member of the Advisory Board (2004) of other investment companies advised by FMR. Prior to his retirement in 2001, Mr. Wolfe was Chairman and Chief Executive Officer of Hershey Foods Corporation (1993-2001). He currently serves as a member of the boards of Adelphia Communications Corporation (2003), Bausch & Lomb, Inc., and Revlon Inc. (2004).

The following information supplements similar information found in the "Trustees and Officers" section beginning on page 38.

Bryan A. Mehrmann (43)

Year of Election or Appointment: 2005

Deputy Treasurer of Advisor Diversified International, Advisor Emerging Asia, Advisor Emerging Markets, Advisor Europe Capital Appreciation, Advisor Floating Rate High Income, Advisor Global Equity, Advisor Government Investment, Advisor High Income, Advisor High Income Advantage, Advisor Intermediate Bond, Advisor International Capital Appreciation, Advisor Japan, Advisor Korea, Advisor Latin America, Advisor Mortgage Securities, Advisor Municipal Income, Advisor Overseas, Advisor Short Fixed-Income, Advisor Tax Managed Stock, Advisor Value, and Advisor Value Leaders. Mr. Mehrmann also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Corporation, Inc. (FIIOC) Client Services (1998-2004).

The following information has been removed from the "Trustees and Officers" section on page 47.

Thomas J. Simpson (46)

Year of Election or Appointment: 1996, 1998, 2000, 2001, 2003, or 2004

Assistant Treasurer of Advisor Diversified International (2000), Advisor Emerging Asia (2000), Advisor Emerging Markets (2004), Advisor Europe Capital Appreciation (2000), Advisor Floating Rate High Income (2000), Advisor Global Equity (2000), Advisor Government Investment (1998), Advisor High Income (2000), Advisor High Income Advantage (2000), Advisor Intermediate Bond (1998), Advisor International Capital Appreciation (2000), Advisor Japan (2000), Advisor Korea (2000), Advisor Latin America (2000), Advisor Mortgage Securities (1998), Advisor Municipal Income (1996), Advisor Overseas (2000), Advisor Short Fixed-Income (1998), Advisor Tax Managed Stock (2001), Advisor Value (2003), and Advisor Value Leaders (2003). Mr. Simpson is Assistant Treasurer of other Fidelity funds (2000) and an employee of FMR (1996). Prior to joining FMR, Mr. Simpson was Vice President and Fund Controller of Liberty Investment Services (1987-1995).

The following information supplements that found in the "Distribution Services" section beginning on page 79.

Class A's and Class T's offering price is calculated to two decimal places. The actual sales charge you pay may be higher or lower due to rounding than the rates disclosed in the prospectus.

The following information replaces the last two paragraphs of the "Distribution Services" section found on page 91.

In addition to the distribution fees paid by FDC to intermediaries shown in the table above, FDC or an affiliate may compensate intermediaries that distribute and/or service the Advisor funds and the Advisor classes of shares. A number of factors are considered in determining whether to pay these additional amounts. Such factors may include, without limitation, the level or type of services provided by the intermediary, the level or expected level of assets or sales of shares, the placing of the funds on a preferred or recommended fund list, access to an intermediary's personnel, and other factors. The total amount paid to intermediaries in the aggregate currently will not exceed 0.05% of the total assets of the Advisor Funds and the Advisor classes of shares on an annual basis. In addition to such payments, FDC or an affiliate may offer other incentives in the form of sponsorship of educational or client seminars relating to current products and issues, assistance in training and educating the intermediaries' personnel, and/or payments of costs and expenses associated with attendance at seminars, including travel, lodging, entertainment and meals. FDC anticipates that payments will be made to hundreds of intermediaries, including some of the largest broker-dealers and other financial firms, and these payments may be significant to the intermediaries. As permitted by SEC and the National Association of Securities Dealers rules and other applicable laws and regulations, FDC may pay or allow other incentives or payments to intermediaries.

These additional payments, which are sometimes referred to as "revenue sharing," may represent a premium over payments made by other fund families, and investment professionals may have an added incentive to sell or recommend a fund or a share class over others offered by competing fund families.

The following information replaces the similar information found in the "Transfer and Service Agent Agreements" section beginning on page 91.

Many fund shares are owned by intermediaries for the benefit of their customers. Since the funds often do not maintain an account for shareholders in those instances, some or all of the recordkeeping services for these accounts may be performed by intermediaries.

FIIOC or an affiliate may make payments out of its own resources to intermediaries, including those that sell shares of the funds, for recordkeeping services.

Retirement plans may also hold fund shares in the name of the plan, rather than the participant. Plan recordkeepers, who may have affiliated financial intermediaries who sell shares of the funds, may be paid for each plan participant fund account for providing recordkeeping services that would otherwise have been performed by FIIOC.

FIIOC may make networking payments out of its own resources to intermediaries who perform transactions for the funds through the National Securities Clearing Corporation ("NSCC"). NSCC, a wholly owned subsidiary of The Depository Trust & Clearing Corporation, provides centralized clearance, settlement and information services for mutual funds and other financial services companies.

Because intermediaries and plan recordkeepers may be paid varying amounts for recordkeeping and administrative services, such payments may provide incentives for intermediaries to favor one fund family over another.

The following information replaces the third and fourth paragraph found under the "Voting Rights - Massachusetts Trust" heading in the "Description of the Trusts" section beginning on page 95.

Fidelity Advisor Series II and Fidelity Advisor Series VIII or a fund or a class may be terminated upon the sale of its assets to, or merger with, another open-end management investment company, series, or class thereof, or upon liquidation and distribution of its assets. The Trustees may reorganize, terminate, merge, or sell all or a portion of the assets of each trust or a fund or a class without prior shareholder approval. In the event of the dissolution or liquidation of a trust, shareholders of each of its funds are entitled to receive the underlying assets of such fund available for distribution. In the event of the dissolution or liquidation of a fund or a class, shareholders of that fund or that class are entitled to receive the underlying assets of the fund or class available for distribution.

The following information supplements that found in the Appendix section found on page 97.

On July 19, 2004, a class action complaint entitled Gilliam, et al. v. Fidelity Management & Research Co., FMR Co., Inc., FMR Corp., Fidelity Distributors Corp., et al. was filed in the U.S. District Court for the District of Massachusetts alleging, among other things, that the defendants failed to disclose revenue sharing and fund portfolio brokerage practices adequately in the prospectuses of certain Fidelity funds. The complaint, which names over 200 Fidelity funds as nominal defendants, seeks unspecified damages. Four additional lawsuits making similar allegations have been filed, and other similar cases may be filed in the future. Any recovery of damages would revert to the funds. Fidelity believes these allegations are without merit and intends to defend them vigorously.

SUPPLEMENT TO THE

FIDELITY® ADVISOR EMERGING MARKETS INCOME FUND

A Fund of Fidelity Advisor Series VIII

FIDELITY ADVISOR NEW INSIGHTS FUND

A Fund of Fidelity Contrafund

FIDELITY ADVISOR MID CAP II FUND

FIDELITY ADVISOR STRATEGIC INCOME FUND

Funds of Fidelity Advisor Series II

Class A, Class T, Class B, Class C, and Institutional Class

STATEMENT OF ADDITIONAL INFORMATION

February 27, 2005

Effective March 16, 2005, Mr. Dirks serves as a Member of the Board of Trustees of Fidelity Advisor Series II. The following information replaces similar information found in the "Trustees and Officers" section beginning on page 24.

Dennis J. Dirks (56)

Year of Election or Appointment: 2005

Mr. Dirks also serves as a Trustee (2005) or Member of the Advisory Board (2004) of other investment companies advised by FMR. Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC) (1999-2003). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) (1999-2003) and President and Board member of the National Securities Clearing Corporation (NSCC) (1999-2003). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation (2001-2003) and Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation (2001-2003).

ACOM12B-05-02 March 24, 2005
1.743413.110

Effective March 16, 2005, Mr. Wolfe serves as a Member of the Board of Trustees of Fidelity Advisor Series II. The following information replaces similar information found in the "Trustees and Officers" section beginning on page 24.

Kenneth L. Wolfe (65)

Year of Election or Appointment: 2005

Mr. Wolfe also serves as a Trustee (2005) or Member of the Advisory Board (2004) of other investment companies advised by FMR. Prior to his retirement in 2001, Mr. Wolfe was Chairman and Chief Executive Officer of Hershey Foods Corporation (1993-2001). He currently serves as a member of the boards of Adelphia Communications Corporation (2003), Revlon Inc. (2004), Bausch & Lomb, Inc., and Carpenter Technology Corporation.

The following information supplements similar information found in the "Trustees and Officers" section beginning on page 38.

Bryan A. Mehrmann (43)

Year of Election or Appointment: 2005

Deputy Treasurer of Advisor Emerging Markets Income Fund, Fidelity Advisor Mid Cap II Fund, Advisor New Insights Fund, and Advisor Strategic Income Fund. Mr. Mehrmann also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Corporation, Inc. (FIIOC) Client Services (1998-2004).

The following information replaces the third paragraph found under the "Voting Rights" heading in the "Description of the Trusts" section beginning on page 55.

Each trust or a fund or a class may be terminated upon the sale of its assets to, or merger with, another open-end management investment company, series, or class thereof, or upon liquidation and distribution of its assets. The Trustees may reorganize, terminate, merge, or sell all or a portion of the assets of a trust or a fund or a class without prior shareholder approval. In the event of the dissolution or liquidation of a trust, shareholders of each of its funds are entitled to receive the underlying assets of such fund available for distribution. In the event of the dissolution or liquidation of a fund or a class, shareholders of that fund or that class are entitled to receive the underlying assets of the fund or class available for distribution.